CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 7,428	$ 21,793
Accounts receivable	97,364	89,581
Other current assets	4,309	3,573
Total current assets	109,101	114,947
Property, plant and equipment, net	1,853,671	1,812,783
Intangible assets, net	421,452	461,310
Goodwill	16,211	16,211
Investment in equity method investees	707,415	751,168
Other noncurrent assets	7,329	8,253
Total assets	3,115,179	3,164,672
Current liabilities:
Trade accounts payable	16,251	40,808
Accrued expenses	11,389	6,776
Due to affiliate	258	1,149
Deferred revenue	0	677
Ad valorem taxes payable	10,588	10,271
Accrued interest	17,483	17,483
Accrued environmental remediation	4,301	7,900
Other current liabilities	11,471	6,521
Total current liabilities	71,741	91,585
Long-term debt	1,240,301	1,267,270
Deferred Purchase Price Obligation	563,281	0
Deferred revenue	57,465	45,486
Noncurrent accrued environmental remediation	5,152	5,764
Other noncurrent liabilities	7,566	7,268
Total liabilities	1,945,506	1,417,373
Commitments and contingencies (Note 15)
Common limited partner capital (72,111 units issued and outstanding at December 31, 2016 and 42,063 units issued and outstanding at December 31, 2015)	1,129,132	744,977
Subordinated limited partner capital (0 units issued and outstanding at December 31, 2016 and 24,410 units issued and outstanding at December 31, 2015)	0	213,631
General partner interests (1,471 units issued and outstanding at December 31, 2016 and 1,355 units issued and outstanding at December 31, 2015)	29,294	25,634
Noncontrolling interest	11,247	0
Summit Investments' equity in contributed subsidiaries	0	763,057
Total partners' capital	1,169,673	1,747,299
Total liabilities and partners' capital	$ 3,115,179	$ 3,164,672